Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue		$ 6,899	$ 6,485	$ 42,030
Operating expenses
Selling, general and administrative expenses	1,818,887	90,187	2,455,774	479,019
Amortization expenses				5,614
Development expense	506,669		962,063
Impairment of Dino Might Program				818,472
Write off of Domain names				12,231
Total operating expenses	2,325,556	90,187	3,417,837	1,315,336
Loss from operations	(2,325,556)	(83,288)	(3,411,352)	(1,273,306)
Other expenses
Interest expense	(11,405)	(10,108)	(606,527)	(36,211)
Change in fair value of derivative liabilities		(7,527)	(6,088)	(6,839)
Total other expenses	(11,405)	(17,635)	(612,615)	(43,050)
Net loss	$ (2,336,961)	$ (100,923)	$ (4,023,967)	$ (1,316,356)
Net loss per common share: basic and diluted	$ (0.10)	$ (0.67)	$ (0.26)	$ (8.70)
Weighted average common shares outstanding: basic and diluted	22,853,468	151,277	15,650,460	151,277